Leases - Future Minimum Principal and Interest Payments Due to Us (Detail) $ in Thousands	Feb. 01, 2015 USD ($)
Leases [Abstract]
2015	$ 489
2016	489
2017	489
2018	489
2019	489
Thereafter	937
Total	$ 3,382